Business and Summary of Significant Accounting Policies (Details) (USD $)	1 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2011	Jul. 31, 2011	Jul. 31, 2012	Aug. 02, 2011	Jan. 31, 2012	Feb. 01, 2011	Feb. 02, 2010	Nov. 23, 2011
Initial Public Offering
Shares of common stock issued in initial public offering	6,388,888
Offering price (in dollars per share)								$ 19.00
Gross proceeds from initial public offering	$ 121,400,000
Net proceeds from initial public offering	110,400,000				110,446,000
Underwriting discounts and commissions	8,500,000
Offering-related costs	2,500,000
Payment of accrued management fees and interest thereon and termination fee								1,600,000
Number of shares of common stock owned upon conversion of notes			5,000,000
Business and Summary of Significant Accounting Policies
Repayment of long-term debt from net proceeds of the initial public offering	88,800,000	40,000,000	11,203,000	50,686,000	145,231,000	3,271,000	33,537,000
Payment of accrued management fees and interest thereon and termination fee								1,600,000
Number of shares of common stock owned by majority stockholder			33,768,828		33,768,828	22,399,952
Minimum
Business and Summary of Significant Accounting Policies
Length of fiscal year			364 days
Maximum
Business and Summary of Significant Accounting Policies
Length of fiscal year			371 days
Mattress Holdings, LLC
Business and Summary of Significant Accounting Policies
Number of shares of common stock owned by majority stockholder			22,400,000
2009 Loan Facility
Business and Summary of Significant Accounting Policies
Repayment of long-term debt from net proceeds of the initial public offering	88,800,000
PIK Notes
Business and Summary of Significant Accounting Policies
Repayment of long-term debt from net proceeds of the initial public offering	4,600,000
Amount of principal and accrued interest converted into shares of common stock								52,700,000
Number of shares of common stock issued upon conversion of notes	2,774,035
Convertible Notes
Business and Summary of Significant Accounting Policies
Amount of principal and accrued interest converted into shares of common stock								$ 41,900,000
Number of shares of common stock issued upon conversion of notes	2,205,953